Subsiquents events	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
Note 25:	Subsequent events:

1.
On January 1, 2024, the company entered into a new lease agreement for 380.21 square meters of office, in Yavne, Israel, close to the main office, the agreement is for two years with options for additional three years. The additional leased area is needed to support the company in extending its activity. The annual fee for this agreement is ILS 437 (approximately $120).

2.
On February 26, 2024, the Company granted to employees, officers, board members, CEO and some consultants 311,022 share options for an exercise price of $12.73 per share and 30,482 RSUs. The share options vest over a period of 1-4 years. The grant to the directors and CEO is subject to the approval of the next shareholders annual meeting.

3.	On March 6, 2024, 37,106 warrants were exercised to the Company shares for exercise price of $13.475 per ordinary share, in accordance with the terms of the warrants (See also note 19 C.2).